INCOME TAXES - Summary of income tax provision (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current federal expense (benefit)
Current state expense (benefit)
Total current expense (benefit)
Deferred federal expense (benefit)	(2,461)	(1,407)
Deferred state expense (benefit)	(221)	(127)
Total deferred expense (benefit)	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total expense (benefit)